Basis of Presentation	9 Months Ended
Sep. 30, 2012
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited condensed financial statements and the related disclosures of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial reporting and as required by Regulation S-X, Rule 10-01.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included. When preparing financial statements in conformity with GAAP, the Company must make estimates and assumptions that affect the reported amounts of assets, liabilities, expenses and related disclosures at the date of the financial statements. Actual results could differ from those estimates. Additionally, operating results for the three months ended September 30, 2012 are not necessarily indicative of the results that may be expected for any other interim period or for the fiscal year ending December 31, 2012. Subsequent events have been evaluated up to the date of issuance of these financials.  For further information, refer to the financial statements and footnotes included in the Company’s audited financial statements for the year ended December 31, 2011 included in the Company’s Registration Statement on Form S-1/A filed with the SEC on October 19, 2012.